STOCKHOLDERS’ DEFICIT AND MEZZANINE EQUITY (Tables)	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Schedule of Preferred Stock
As of December 31, 2020, preferred stock consisted of the following:

	Shares Authorized	Shares Issued and Outstanding	Issuance Price Per Share	Carrying Value (1)	Liquidation Preference
Series A-1	4,168,647	4,168,647	$1.56	$6,490,026	$6,489,982
Series A-2	1,893,035	1,893,035	0.58	1,090,840	1,090,820
Series A-3	541,863	541,863	0.83	442,374	442,367
Series B-1	4,870,769	4,870,769	4.72	22,984,122	22,984,071
Series B-2	533,930	533,930	3.78	2,015,647	2,015,641
Series C-1	10,085,422	10,001,485	11.46	114,562,977	114,587,113
Series C-2	982,272	982,272	9.18	9,003,134	9,003,124
Series C-3	1,607,161	559,764	11.46	7,066,283	6,412,106
Series D-1	8,894,451	8,894,451	11.51	97,926,084	102,340,201
Series D-2	2,094,931	2,094,931	10.37	21,694,134	21,694,112
Series E-1	4,020,556	4,020,556	7.47	33,707,750	30,000,000
Series E-2	1,694,223	1,694,223	4.86	8,217,388	8,217,284
	41,387,260	40,255,926		$325,200,758
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(1)Amounts are net of issuance costs and changes in the redemption value of the Series C-3 preferred stock.